Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	4.69
Maximum Aggregate Offering Price	$ 46,900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,180.39
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional subordinate voting shares (the "Shares") of Trulieve Cannabis Corp. (the "Registrant") that becomes issuable under the Registrant's Third Amended and Restated 2021 Omnibus Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Shares. (2) This Registration Statement covers an additional 10,000,000 Shares available for issuance pursuant to awards that may be issued in the future under the Plan as of August 6, 2025. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.69, the average of the high and low prices of the Registrant's Shares as quoted on the OTCQX Best Market on July 30, 2025.